Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedules of Concentration of Risk
The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue		Accounts Receivable, Net
	Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020
	(as a percentage)
Customer 1	27.8%	41.1%	71.2%	85.6%
Customer 2	21.5%	<10%	<10%	<10%
Customer 3	12.8%	<10%	16.0%	—%
Customer 4	10.2%	—%	<10%	—%
Customer 5	<10%	15.6%	—%	—%
Customer 6	<10%	15.0%	<10%	<10%

Revenue by Geographic Area
The Company currently sells its products in the United States and other locations. As of December 31, 2021, one equipment on lease (long-lived assets) is located outside the U.S. Revenue by geographic area based on the billing address of the customers were as follows:

	December 31,
	2021	2020
	(In thousands)
United States	$22,926	$13,046
Other	4,513	5,929
Total	$27,439	$18,975